Taxation - Summary of Loss/(Income) before provision for income taxes (Details)	12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2023 CNY (¥)
Income Before Income Tax Domestic And Foreign [Line Items]
Total loss before income taxes	$ (1,756,155)	¥ (12,580,389)	¥ (4,101,646)	¥ (17,382,415)
PRC
Income Before Income Tax Domestic And Foreign [Line Items]
Total loss before income taxes		(5,141,885)	(4,504,937)	(17,725,199)
United States
Income Before Income Tax Domestic And Foreign [Line Items]
Total loss before income taxes		(7,438,517)	403,291	342,784
Hong Kong
Income Before Income Tax Domestic And Foreign [Line Items]
Total loss before income taxes		¥ 13	¥ 0	¥ 0